RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10.	RELATED PARTY TRANSACTIONS

Notes Payable - Related Parties

Current related party notes payable consist of the following as of December 31, 2021 and June 30, 2021:

	December 31,	June 30,
	2021	2021

Notes payable to shareholder, interest rate of 8%, unsecured and payable on December 31, 2012 (past due)	$3,500	$3,500
Notes payable to shareholder, interest rate of 4%, unsecured and payable on May 25, 2022	250,000	250,000
Notes payable to shareholder, interest rate of 4%, unsecured and payable on April 8, 2022	350,000	350,000
	$603,500	$603,500

Interest expense for all related party notes for the three and six months ended December 31, 2021 and December 31, 2020 was $6,120 and $12,240, respectively. Total accrued interest due to related parties was $141,836 and $129,596 as of December 31, 2021 and June 30, 2021, respectively.

Wainwright - Related Party Transactions

The Funds managed by USCF and USCF Advisers are deemed by management to be related parties. The Company’s Wainwright revenues, totaling $5.7 million and $6.1 million for the three month periods ended December 31, 2021 and 2020, respectively, and $11.4 million and $13.2 million for the six month periods ended December 31, 2021 and 2020, respectively, were earned from these related parties. Accounts receivable, totaling $1.8 million and $2.0 million as of December 31, 2021 and June 30, 2021, respectively, were owed from the Funds that are related parties. Fund expense waivers, totaling $0.1 million and $0.2 million and fund expense limitation amounts, totaling $0.1 million and $0.1 million, for the three month periods ended December 31, 2021 and December 31, 2020, respectively, were incurred on behalf of these related parties. Fund expense waivers, totaling $0.1 million and $0.6 million and fund expense limitation amounts, totaling $0.1 million and $0.1 million, for the six month periods ended December 31, 2021 and December 31, 2020, respectively, were incurred on behalf of these related parties. Waivers payable, totaling $0.1 million and $0.1 million as of December 31, 2021 and June 30, 2021, respectively, were owed to these related parties. Fund expense waivers and fund expense limitation obligations are defined under Note 14 to the Condensed Consolidated Financial Statements.

RELATED PARTY TRANSACTIONS

NOTE 10.	RELATED PARTY TRANSACTIONS

Notes Payable - Related Parties

Current related party notes payable consist of the following:

	June 30, 2021	June 30, 2020
Notes payable to shareholder, interest rate of 8%, unsecured and payable on December 31, 2012 (past due)	$3,500	$3,500
Notes payable to shareholder, interest rate of 4%, unsecured and payable on May 25, 2022	250,000	250,000
Notes payable to shareholder, interest rate of 4%, unsecured and payable on April 8, 2022	350,000	350,000
	$603,500	$603,500

Interest expense for all related party notes for the years ended June 30, 2021 and 2020 was $24,281 and $24,347, respectively. Total accrued interest due related parties was $129,596 and $105,315 as of June 30, 2021 and 2020, respectively.

Wainwright - Related Party Transactions

The Funds managed by USCF and USCF Advisers are deemed by management to be related parties. The Company’s Wainwright revenues, totaling $25.2 million and $15.5 million for the years ended June 30, 2021 and 2020, respectively, were earned from these related parties. Accounts receivable, totaling $2.0 million and $2.6 million as of June 30, 2021 and June 30, 2020, respectively, were owed from the Funds that are related parties. Fund expense waivers, totaling $0.9 million and $0.6 million and fund expense limitation amounts, totaling $0.1 million and $0.1 million, for the years ended June 30, 2021 and 2020, respectively, were incurred on behalf of these related parties. Waivers payable, totaling $0.1 million and $0.4 million as of June 30, 2021 and June 30, 2020, respectively, were owed to these related parties. Fund expense waivers and fund expense limitation obligations are defined under Note 14 to the Consolidated Financial Statements.